Award Timing Disclosure	12 Months Ended
Mar. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our executive compensation program has not included awards of stock options as a part of the long-term incentive component since fiscal year 2021. We have no policy, program, practice, or plan pertaining to the timing of stock option grants to our NEOs coinciding with the release of material nonpublic information. We also have not timed the release of material non-public information for the purpose of affecting the value of any executive or Director compensation, and we have no plan to do so.
Award Timing Method	We have no policy, program, practice, or plan pertaining to the timing of stock option grants to our NEOs coinciding with the release of material nonpublic information. We also have not timed the release of material non-public information for the purpose of affecting the value of any executive or Director compensation, and we have no plan to do so.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have no policy, program, practice, or plan pertaining to the timing of stock option grants to our NEOs coinciding with the release of material nonpublic information. We also have not timed the release of material non-public information for the purpose of affecting the value of any executive or Director compensation, and we have no plan to do so.
MNPI Disclosure Timed for Compensation Value	false